Note 4 - Property and Equipment, Net	12 Months Ended
Oct. 31, 2015
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
(4)	Property and Equipment, Net

Property and equipment, net as of October 31, 2015 and 2014 consists of the following:

	October 31,
	2015	2014
Land	$3,144,068	$3,144,068
Building and improvements	8,127,015	8,120,110
Machinery and equipment	25,081,678	23,664,060
Furniture and fixtures	909,715	957,032
Construction in progress	1,292,235	493,876
Total property and equipment, at cost	38,554,711	36,379,146
Less accumulated amortization and depreciation	(24,650,792)	(23,265,701)
Property and equipment, net	$13,903,919	$13,113,445